INCOME TAXES (Details ) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets
Net operating losses	$ 1,005,468	$ 458,202
Deferred tax liabilities
Accelerated tax depreciation	19,183	16,911
Net deferred tax assets	986,285	441,291
Less: Valuation allowance	(986,285)	(441,291)
Net